Guarantees and commitments - Sale-leaseback transactions (Details 6) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other transactions
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Rent Expense, Total Expected During Lease Term	SFr 5	SFr 0	SFr 30
Sale Leaseback Transactions 2018
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Lease Terms	During 2018, the Group entered into one sale-leaseback transaction in respect of own property, which was recognized as an operating lease arrangement with a lease term of ten years. In 2017, we did not enter into any sale-leaseback transactions, and in 2016, the Group entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of between one and five years.
Sale Leaseback Transactions 2017
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Lease Terms	In 2017, we did not enter into any sale-leaseback transactions,
Sale Leaseback Transactions 2016
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Lease Terms	and in 2016, the Group entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of between one and five years.
Bank | Other transactions
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Rent Expense, Total Expected During Lease Term	SFr 5	SFr 0	SFr 19
Bank | Sale Leaseback Transactions 2018
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Lease Terms	During 2018, we entered into one sale-leaseback transaction in respect of own property, which was recognized as an operating lease arrangement with a lease term of ten years.
Bank | Sale Leaseback Transactions 2017
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Lease Terms	In 2017, we did not enter into any sale-leaseback transactions
Bank | Sale Leaseback Transactions 2016
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Lease Terms	and in 2016, the Bank entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of two years.